Organization and Business Description (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of asset, liability and net asset
Name	Background	Ownership
Hainan Jianchi Import and Export Co., Ltd	A PRC limited liability company	A wholly owned subsidiary of Shanghai Jianchi
(“Hainan Jianchi”)	Incorporated on December 21,2020
Engaged in commodity trading business and providing supply chain management services to customers
Hainan Baiyu Cross-border e-commerce Limited	A Hong Kong company	A wholly owned subsidiary of Tongdow HK
(“Hainan Baiyu”)	Incorporated on March 18,2021
Engaged in commodity trading business and providing supply chain management services to customers

Yangzhou Baiyu Venture Capital Co.,Ltd	A Hong Kong company	A wholly owned subsidiary of Tongdow HK
(“Yangzhou Baiyu VC”)	Incorporated on April 19,2021
Engaged in commodity trading business and providing supply chain management services to customers
Yangzhou Baiyu Cross-border e-commerce Limited	A PRC limited liability company	A wholly owned subsidiary of Yangzhou Baiyu VC
(“Yangzhou Baiyu”)	Incorporated on May 14, 2021
Engaged in commodity trading business and providing supply chain management services to customers

Name	Background		Ownership
HC High Summit Holding Limited (“HC High BVI”)	●	A BVI company	100% owned by the Company
	●	Incorporated on March 22, 2018
	●	A holding company

Tongdow Block Chain Information Technology Company Limited (“Tongdow Block Chain”)	●	A Hong Kong company	100% owned by HC High BVI
	●	Incorporated on April 2, 2020
	●	A holding company

Zhong Hui Dao Ming Investment Management Limited (“ZHDM HK”)	●	A Hong Kong company	100% owned by HC High BVI
	●	Incorporated on March 28, 2007
	●	A holding company

Tongdow E-trading Limited (“Tongdow HK”)	●	A Hong Kong company	100% owned by HC High BVI
	●	Incorporated on November 25, 2010
	●	A holding company

Shanghai Jianchi Supply Chain Company Limited (“Shanghai Jianchi”)	●	A PRC company and deemed a wholly foreign owned enterprise (“WFOE”)	WFOE, 100% owned by Tongdow Block Chain
	●	Incorporated on April 2, 2020
	●	Registered capital of $10 million
	●	A holding company

Tongdow Hainan Digital Technology Co., Ltd. (“Tondow Hainan”)	●	A PRC limited liability company	A wholly owned subsidiary of Shanghai Jianchi
	●	Incorporated on July 16, 2020
	●	Registered capital of $1,417,736 (RMB 10 million) with registered capital fully paid-up
	●	Engaged in commodity trading business and providing supply chain management services to customers

Shenzhen Huamucheng Trading Co., Ltd. (“Huamucheng”)	●	A PRC limited liability company	VIE of Hao Limo before June 25, 2020, and a wholly owned subsidiary of Shanghai Jianchi
	●	Incorporated on December 30, 2013
	●	Registered capital of $1,417,736 (RMB 10 million) with registered capital fully paid-up
	●	Engaged in commodity trading business and providing supply chain management services to customers

Qianhai Baiyu	●	A PRC limited liability company	A wholly owned subsidiary of Huamucheng
	●	Incorporated on August 17, 2016
	●	Registered capital of $4,523,857 (RMB 30 million) with registered capital of $736,506 (RMB 5 million) paid-up
	●	Engaged in commodity trading business and providing supply chain management services to customers

Schedule of list of disposed entities
Name	Relationship
HC High Summit Limited (“HC High HK”)	100% owned by HC High BVI before August 28, 2020
Hao Limo Technology (Beijing) Co. Ltd. (“Hao Limo”)	WOFE, 100% owned by HC High HK
Beijing Tianxing Kunlun Technology Co. Ltd. (“Beijing Tianxing”)*	VIE of Hao Limo